Non-interest income (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Net fees and commissions		£ 1,144	£ 1,124
Trading income
Foreign exchange		125	258
Interest rate		315	364
Credit		(34)	33
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
-debt securities in issue		9	52
Equity, commodities and other		3	2
Income from trading activities		418	709
Profit/(loss) on redemption of own debt		2	(24)
Rental income on operating lease assets and investment property		118	114
Changes in fair value of financial assets and liabilities designated at fair value through profit or loss		(3)	21
Hedge ineffectiveness		49	(22)
Loss on disposal of amortised cost assets and liabilities		(2)	(16)
(Loss)/profit on disposal of fair value through other comprehensive income assets		(24)	10
Share of losses of associated entities		(17)	(20)
Other income		316	(11)
Other operating income		439	52
Non-interest income		2,001	£ 1,885
Foreign exchange reserve
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Recycled to profit or loss	[1]	(323)
Foreign exchange reserve | UBIDAC
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Recycled to profit or loss		£ 305

[1]	Includes £305 million FX recycled to profit or loss upon completion of a capital repayment by UBIDAC.